Other administrative expenses	12 Months Ended
Dec. 31, 2022
Other administrative expenses
Other administrative expenses	Other administrative expenses

	2022	2021	2020
Data processing and information technology	(571,459)	(409,723)	(189,351)
Bank expenses	(144,134)	(94,743)	(123,492)
Tax expenses	(248,588)	(146,757)	(69,676)
Rent, condominium fee and property maintenance	(60,513)	(33,236)	(18,628)
Third party services	(156,373)	(87,040)	(49,517)
Advertisement and marketing	(137,942)	(145,279)	(55,354)
Communication	(124,633)	(103,723)	(81,892)
Reimbursement to customers	(88,203)	(65,564)	(6,220)
Travel and transportation expenses	(16,497)	(4,579)	(2,675)
Insurance expenses	(15,870)	(3,801)	(2,029)
Notary public and legal expenses	(12,678)	(12,822)	(5,066)
Portability expenses	(15,768)	(25,498)	(4,928)
Other expenses	(124,483)	(159,192)	(18,272)
Provisions for contingencies	(25,931)	(19,004)	(14,227)
Total	(1,743,072)	(1,310,961)	(641,327)